Document and Entity Information - shares	6 Months Ended
	May. 31, 2015	Jun. 19, 2015
Document And Entity Information
Entity Registrant Name	Virtus Oil & Gas Corp.
Document Type	S-1
Document Period End Date	May 31, 2015
Amendment Flag	false
Entity Central Index Key	0001478725
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding		52,899,264
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2